Non-current and current financial investments - Current financial investments (Details) € in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Total current financial investments	€ 2,910,180		€ 3,053,334
U.S. Dollars
Disclosure of detailed information about financial instruments [line items]
Total current financial investments | $		$ 2,119,000,000
Money market funds. [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial investments	1,472,031		1,484,599
Treasury bills [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial investments			255,078
Term Depsits [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial investments	€ 1,438,149		€ 1,313,657